Restricted Stock Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Restricted Stock Liabilities

8. Restricted Stock Liabilities

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with a previous merger with HubPages. Pursuant to the amendment, the Company agreed to purchase the vested restricted stock awards, at a price of $88.00 per share in 24 equal monthly installments on the second business day of each calendar month beginning on January 4, 2021, subject to certain conditions.

The Company recorded the repurchase of 26,214 shares of the Company’s restricted common stock during the nine months ended September 30, 2022 on the condensed consolidated statements of stockholders’ deficiency. Effective April 4, 2022, there are no longer any shares of the Company’s common stock subject to repurchase. During the nine months ended September 30, 2022, the Company paid $2,307 in cash for the repurchase ($2,152 in principal and $155 in interest).

Further details are provided under the heading Repurchases of Restricted Stock in Note 18.

13. Restricted Stock Liabilities

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger. Pursuant to the amendment, the Company agreed to purchase the vested restricted stock awards, at a price of $88.00 per share in 24 equal monthly installments on the second business day of each calendar month beginning on January 4, 2021, subject to certain conditions.

The following table presents the activity of the restricted stock liabilities:

	As of and for the Years Ended December 31,
	2022	2021
Restricted stock liabilities (before imputed interest)	$2,307	$3,801
Less imputed interest	(155)	(177)
Present value of restricted stock liabilities	2,152	3,624
Less payments during the years	(2,152)	(1,472)
Restricted stock liabilities at end of year (reflected in accrued expenses and other)	$-	$2,152

During the years ended December 31, 2022 and 2021, the Company recorded the repurchase of 26,214 and 22,178 shares of the Company’s restricted stock awards, respectively, on the consolidated statements of stockholders’ deficiency. Effective April 4, 2022, there were no longer any shares of the Company’s common stock subject to repurchase. During the years ended December 31, 2022 and 2021, the Company paid $2,307 and $1,419 in cash for the repurchase, including interest of $155 and $254, respectively.